ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 45.1%
	BANKING - 0.7%
748,564	China Minsheng Banking Corp Ltd., H Shares	$ 297,345

	CHEMICALS - 1.4%
45,728	Chemtrade Logistics Income Fund	291,806
830,226	China Sanjiang Fine Chemicals Company Ltd.	249,739
		541,545
	ELECTRIC UTILITIES - 1.4%
517,715	China Power International Development Ltd.	260,220
114,622,657	Federal Grid Company Unified Energy System PJSC	299,474
		559,694
	ENGINEERING & CONSTRUCTION - 0.8%
596,115	Sinopec Engineering Group Company Ltd., H Shares	314,186

	FOOD - 1.0%
2,721,773	CP Pokphand Company Ltd.	384,874

	GAS & WATER UTILITIES - 0.7%
12,127	Enagas S.A.	272,329

	HEALTH CARE REIT - 1.4%
5,003	National Health Investors, Inc.	269,061
9,079	Omega Healthcare Investors, Inc.	266,559
		535,620
	INDUSTRIAL REIT - 1.6%
130,150	Ascendas Real Estate Investment Trust	298,230
10,987	Industrial Logistics Properties Trust	308,625
		606,855
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
77,635	Coronation Fund Managers Ltd.	258,494

	INSURANCE - 0.8%
317,541	PICC Property & Casualty Company Ltd., H Shares	297,170

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 45.1% (Continued)
	MACHINERY - 0.7%
963,342	Lonking Holdings Ltd.	$ 282,351

	METALS & MINING - 4.0%
2,406,360	Adaro Energy Tbk P.T. (a)	285,349
126,139	China Shenhua Energy Company Ltd., H Shares	271,767
27,263	Fortescue Metals Group Ltd.	285,248
7,840	Kumba Iron Ore Ltd.	239,429
10,992	Labrador Iron Ore Royalty Corporation	317,732
141,985	Yanzhou Coal Mining Company Ltd., H Shares	210,631
		1,610,156
	MULTI ASSET CLASS REIT - 5.2%
82,231	Charter Hall Long Wale REIT	300,172
3,202	Covivio	277,173
272,711	Fibra Uno Administracion S.A. de CV	271,875
287,117	Growthpoint Properties Ltd.	244,805
22,137	H&R Real Estate Investment Trust	303,780
410,576	Mapletree North Asia Commercial Trust	310,558
3,995	WP Carey, Inc.	308,054
		2,016,417
	MULTI ASSET CLASS REITS - 0.7%
17,422	Global Net Lease, Inc.	279,100

	OFFICE REIT - 5.1%
21,099	Brandywine Realty Trust	279,562
15,892	City Office REIT, Inc.	301,471
15,000	Columbia Property Trust, Inc.	287,550
37,994	Dexus	310,200
60,958	Franklin Street Properties Corporation	274,311
11,051	Office Properties Income Trust	283,127
3,957	SL Green Realty Corporation	277,267
		2,013,488
	OIL & GAS PRODUCERS - 3.6%
25,721	Antero Midstream Corporation	273,671
40,199	EnLink Midstream, LLC	315,563

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 45.1% (Continued)
	OIL & GAS PRODUCERS - 3.6% (Continued)
1	Equitrans Midstream Corporation	$ 10
9,718	Hess Midstream, L.P., A	244,602
19,958	Kimbell Royalty Partners, L.P.	301,166
24,919	Plains GP Holdings, L.P., Class A	271,617
		1,406,629
	REAL ESTATE OWNERS & DEVELOPERS - 2.7%
322,931	Agile Group Holdings Ltd.	254,059
439,062	Guangzhou R&F Properties Company Ltd., H Shares	275,435
1,164,858	Poly Property Group Company Ltd.	287,506
2,038,501	Yuzhou Group Holdings Company Ltd.	222,743
		1,039,743
	RETAIL REIT - 5.9%
101,603	Charter Hall Retail REIT	312,888
9,685	Getty Realty Corporation	311,082
127,317	Hyprop Investments Ltd.	247,849
300	Japan Retail Fund Investment Corporation	274,940
12,351	Klepierre S.A.	293,868
16,138	RioCan Real Estate Investment Trust	290,199
11,787	SmartCentres Real Estate Investment Trust	296,589
6,270	Spirit Realty Capital, Inc.	306,791
		2,334,206
	SPECIALTY REIT - 0.8%
147,515	Waypoint REIT	302,480

	STEEL - 0.8%
14,212	Severstal PAO	322,648

	TELECOMMUNICATIONS - 2.8%
22,080	Lumen Technologies, Inc.	261,869
30,020	Mobile TeleSystems Public Joint Stock Company - ADR	275,884
37,767	Telefonica Brasil S.A. - ADR	303,269
60,484	Telefonica S.A.(a)	263,497
		1,104,519

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 45.1% (Continued)
	TOBACCO & CANNABIS - 1.5%
7,512	British American Tobacco plc	$ 262,215
4,294,428	Hanjaya Mandala Sampoerna Tbk P.T.	313,727
		575,942
	TRANSPORTATION & LOGISTICS - 0.8%
36,615	Globaltrans Investment plc - ADR	322,578

	TOTAL COMMON STOCKS (Cost $16,995,546)	17,678,369

	MASTER LIMITED PARTNERSHIPS — 16.4%
	GAS & WATER UTILITIES - 0.7%
17,425	Suburban Propane Partners, L.P.	278,800

	METALS & MINING - 0.0%(b)
1	Natural Resource Partners, L.P.	31

	OIL & GAS PRODUCERS - 14.3%
20,049	BP Midstream Partners, L.P.	266,652
9,601	Crestwood Equity Partners, L.P.	279,869
9,518	DCP Midstream, L.P.	296,010
5,774	Delek Logistics Partners, L.P.	290,201
32,955	Enable Midstream Partners, L.P.	268,254
27,781	Energy Transfer, L.P.	264,197
12,038	Enterprise Products Partners, L.P.	273,022
29,255	Genesis Energy, L.P.	318,880
12,835	Global Partners, L.P.	299,569
5,631	Magellan Midstream Partners, L.P.	275,919
9,157	MPLX, L.P.	275,809
16,488	NuStar Energy, L.P.	262,324
12,066	Oasis Midstream Partners, L.P.	300,202
21,382	PBF Logistics, L.P.	292,933
7,383	Phillips 66 Partners, L.P.	272,728
26,311	Plains All American Pipeline, L.P.	266,267

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 16.4% (Continued)
	OIL & GAS PRODUCERS - 14.3% (Continued)
22,630	Rattler Midstream, L.P. (a)			$ 273,144
21,952	Shell Midstream Partners, L.P.			273,083
7,047	Sunoco, L.P.			285,333
13,156	Western Midstream Partners, L.P.			279,565
				5,613,961
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
16,508	USA Compression Partners, L.P.			262,312

	TRANSPORTATION & LOGISTICS - 0.7%
14,391	KNOT Offshore Partners, L.P.			262,636

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,897,801)			6,417,740

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.3%
	AEROSPACE & DEFENSE — 0.7%
244,000	Embraer Netherlands Finance BV	5.4000	02/01/27	255,539

	ASSET MANAGEMENT — 0.7%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	260,313

	BIOTECH & PHARMA — 0.7%
270,000	Teva Pharmaceutical Finance Netherlands III BV	3.1500	10/01/26	254,812

	COMMERCIAL SUPPORT SERVICES — 0.7%
250,000	CoreCivic, Inc.	8.2500	04/15/26	255,950

	ELECTRIC UTILITIES — 1.3%
250,000	PG&E Corporation	5.0000	07/01/28	260,313
250,000	PG&E Corporation	5.2500	07/01/30	261,500
				521,813
	ENGINEERING & CONSTRUCTION — 0.6%
252,000	Fluor Corporation	4.2500	09/15/28	262,386

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.3% (Continued)
	ENTERTAINMENT CONTENT — 0.6%
240,000	AMC Networks, Inc.	4.2500	02/15/29	$ 236,700

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
250,000	Mercer International, Inc.	5.1250	02/01/29	248,868

	HEALTH CARE FACILITIES & SERVICES — 0.6%
240,000	Encompass Health Corporation	4.7500	02/01/30	246,311

	HOUSEHOLD PRODUCTS — 0.6%
240,000	Central Garden & Pet Company	4.1250	10/15/30	242,094

	LEISURE FACILITIES & SERVICES — 1.3%
240,000	MGM Resorts International	4.7500	10/15/28	249,770
260,000	Yum! Brands, Inc.	4.6250	01/31/32	271,375
				521,145
	OIL & GAS PRODUCERS — 4.5%
230,000	Ecopetrol S.A.	6.8750	04/29/30	265,974
246,000	Murphy Oil Corporation	5.8750	12/01/27	256,455
235,000	NuStar Logistics, L.P.	6.0000	06/01/26	250,022
260,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	252,422
250,000	Petrobras Global Finance BV	5.0930	01/15/30	255,188
240,000	Southwestern Energy Company	5.3750	03/15/30	253,495
250,000	Sunoco, L.P. / Sunoco Finance Corporation	4.5000	05/15/29	253,125
				1,786,681
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
247,000	Oceaneering International, Inc.	4.6500	11/15/24	256,880
235,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	244,400
				501,280
	PUBLISHING & BROADCASTING — 0.7%
260,000	Lamar Media Corporation	3.6250	01/15/31	255,291

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
225,000	Diversified Healthcare Trust	9.7500	06/15/25	$ 244,688
241,000	RHP Hotel Properties, L.P. / RHP Finance	4.7500	10/15/27	246,121
220,000	Service Properties Trust	7.5000	09/15/25	243,590
				734,399
	REAL ESTATE OWNERS & DEVELOPERS — 0.7%
260,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	265,525

	RETAIL - DISCRETIONARY — 2.1%
220,000	L Brands, Inc.	6.8750	11/01/35	267,568
250,000	Nordstrom, Inc.	4.3750	04/01/30	254,693
280,000	Penske Automotive Group, Inc.	3.7500	06/15/29	278,812
				801,073
	TELECOMMUNICATIONS — 1.3%
220,000	Embarq Corporation	7.9950	06/01/36	243,494
220,000	United States Cellular Corporation	6.7000	12/15/33	274,115
				517,609
	TRANSPORTATION & LOGISTICS — 0.5%
189,443	American Airlines 2015-1 Class A Pass Through	3.3750	05/01/27	191,437

	TOTAL CORPORATE BONDS (Cost $8,311,998)			8,359,226

	NON U.S. GOVERNMENT & AGENCIES — 19.8%
	SOVEREIGN — 19.8%
125,000	Brazilian Government International Bond	4.2500	01/07/25	131,997
230,000	Brazilian Government International Bond	6.0000	04/07/26	257,560
240,000	Brazilian Government International Bond	10.1250	05/15/27	335,700
350,000	Brazilian Government International Bond	3.8750	06/12/30	329,056
171,000	Chile Government International Bond	3.8600	06/21/47	186,094
260,000	Colombia Government International Bond	8.1250	05/21/24	300,538
184,000	Colombia Government International Bond	6.1250	01/18/41	204,383
174,000	Hungary Government International Bond	7.6250	03/29/41	287,304
200,000	Indonesia Government International Bond	3.5000	01/11/28	216,259

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
200,000	Indonesia Government International Bond	4.3500	01/11/48	$ 225,387
250,000	Indonesia Government International Bond	4.2000	10/15/50	279,813
250,000	Israel Government International Bond	2.7500	07/03/30	264,424
165,000	Israel Government International Bond	4.5000	01/30/43	206,456
190,000	Mexico Government International Bond	4.1250	01/21/26	210,531
357,000	Mexico Government International Bond	4.7500	03/08/44	392,691
175,000	Mexico Government International Bond	4.6000	02/10/48	186,635
190,000	Panama Government International Bond	8.8750	09/30/27	258,281
250,000	Peruvian Government International Bond	4.1250	08/25/27	275,530
205,000	Peruvian Government International Bond	2.8440	06/20/30	208,210
205,000	Peruvian Government International Bond	5.6250	11/18/50	281,496
464,000	Republic of South Africa Government International	4.6650	01/17/24	494,064
140,000	Republic of South Africa Government International	4.8750	04/14/26	149,783
240,000	Republic of South Africa Government International	4.8500	09/30/29	246,574
237,000	Republic of South Africa Government International	6.2500	03/08/41	248,308
230,000	Republic of South Africa Government International	5.0000	10/12/46	205,001
239,000	Turkey Government International Bond	3.2500	03/23/23	237,551
400,000	Turkey Government International Bond	4.2500	03/13/25	386,466
200,000	Turkey Government International Bond	6.1250	10/24/28	196,480
385,000	Turkey Government International Bond	6.0000	01/14/41	333,303
240,000	Turkey Government International Bond	5.7500	05/11/47	198,431
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $7,417,787)			7,734,306

	TOTAL INVESTMENTS - 102.6% (Cost $37,623,132)			$ 40,189,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%			(1,031,932)
	NET ASSETS - 100.0%			$ 39,157,709

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.